Corporate transactions - (Loss) gain attaching to corporate transactions (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Corporate transactions
Loss attaching to corporate transactions	$ (56)
(Loss) gain arising on reinsurance	(38)
Total (loss) gain attaching to corporate transactions	(94)
US
Corporate transactions
Loss attaching to corporate transactions	(28)
US | CEO
Corporate transactions
Loss attaching to corporate transactions	(28)
Hong Kong
Corporate transactions
(Loss) gain arising on reinsurance	$ (38)